Average Annual Total Returns (Invesco Balanced-Risk Retirement 2010 Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return Before Taxes
1 Year	7.96%
Since Inception	1.35%
Inception Date	Jan. 31, 2007
Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	6.62%
Since Inception	(0.12%)
Inception Date	Jan. 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2010 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	5.16%
Since Inception	0.31%
Inception Date	Jan. 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Retirement 2010 Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement 2010 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	6.60%
Since Inception	2.65%
Inception Date	Jan. 31, 2007
Lipper Mixed-Asset Target 2010 Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target 2010 Funds Index:
1 Year	11.19%
Since Inception	2.59%
Inception Date	Jan. 31, 2007